Segment Reporting and Business Concentrations - Additional Information (Detail)	3 Months Ended			12 Months Ended
	Mar. 31, 2016 Segment Region	Mar. 31, 2015 Segment Region	Mar. 31, 2013 Segment	Dec. 31, 2015 Segment Region	Dec. 31, 2014 Segment
Segment Reporting [Abstract]
Number of operating segments | Segment	1	1	2	1	1
Primarily operations in geographic regions | Region	3	3		3